Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 2,740,645	$ 77,688
Accounts receivable, net	32,022	35,181
Prepaid expenses and other current assets	64,306	57,544
Total Current Assets	2,836,973	170,413
Property and equipment, net	26,153	23,843
Intangible assets, net	666,467	1,109,410
Deferred offering costs		880,679
Security deposits and other assets	29,843	30,543
Total Assets	3,559,436	2,214,888
Current Liabilities:
Accounts payable	1,077,122	1,451,244
Accrued expenses and other current liabilities	412,871	903,594
Accrued interest - related parties		20,558
Convertible notes payable, net of debt discount		1,574,832
Convertible note payable - related party		499,000
Notes payable		275,000
Notes payable - related party		270,038
Deferred revenue - related party	33,000	103,400
Derivative liabilities		3,076,918
Total Liabilities	1,522,993	8,174,584
Commitments and Contingencies
Stockholders' Equity (Deficiency):
Preferred stock, par value $0.00001, 10,000,000 shares authorized: no shares issued or outstanding
Common stock, par value $0.00001, 50,000,000 shares authorized, 11,722,647 and 6,133,678 shares issued and outstanding as of December 31, 2018 and December 31, 2017, respectively	117	61
Additional paid-in capital	50,598,854	24,389,307
Accumulated deficit	(48,562,528)	(35,519,819)
Total Stockholders' Equity (Deficiency)	2,036,443	(11,130,451)
Total Liabilities, Temporary Equity and Stockholders' Equity (Deficiency)	3,559,436	2,214,888
Redeemable Convertible Series A Preferred Stock [Member]
Current Liabilities:
Redeemable Convertible Preferred Stock		3,935,638
Redeemable Convertible Series B Preferred Stock [Member]
Current Liabilities:
Redeemable Convertible Preferred Stock		$ 1,235,117